Benefit Payments, Gratuity (Detail) - Gratuity ₨ in Millions	Mar. 31, 2016 INR (₨)
Benefit payments
2017	₨ 158.2
2018	177.9
2019	227.9
2020	241.5
2021	258.1
2022 - 2026	₨ 1,183.5